Commitments and Contingencies (Details Narrative)				6 Months Ended	12 Months Ended
	Jun. 03, 2022 USD ($)	Feb. 01, 2021	Feb. 23, 2018 USD ($) ft²	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease commitment				$ 740,726	$ 898,376
Operating lease, payments				$ 118,796	$ 220,328
Ford Transit Connect Van [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, payments	$ 926
Two Hyundai Accent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, payments	612
Hyundai Accent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, payments	$ 616
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term						5 years
Lease Agreement [Member] | Magnolia Extracts LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment, description		The lease is set to commence Commencing February 1, 2021. The lease payment shall equal $10,000 per month and the lease term is on month by month basis. Parties have agreed that the first month’s rent payment shall equal $7,000 and the Company shall pay to owner a refundable security deposit of $20,000 within 10 days of the effective day.
[custom:LesseeOperatingLeaseDescriptionOne]		The lease was set to commence on February 1, 2021. The lease payment shall equal $10,000 per month and the lease term is on month-by-month basis. Parties have agreed that the first month’s rent payment shall equal $7,000 and the Company owed the landlord a refundable security deposit of $20,000 within 10 days of the commencement date.
Lease Agreement [Member] | Building [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term			5 years
Monthly rent			$ 11,770
Yearly increase in rent percentage			3.00%
Lease commitment			$ 737,367
Monthly rent			$ 11,770
Lease Agreement [Member] | Warehouse [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term			5 years
Monthly rent			$ 13,022
Area under lease | ft²			11,627
Monthly rent			$ 13,022
Area under lease | ft²			11,627